Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

Trade and other receivables as at December 31, 2017 and 2018 are as follows:

	December 31, 2017
(In millions of Korean won)	Total amounts		Allowance for doubtful accounts		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,405,947	￦	(438,817)	￦	(7,508)	￦	2,959,622
Other receivables		3,071,532		(66,402)		(187)		3,004,943

	￦	6,477,479	￦	(505,219)	￦	(7,695)	￦	5,964,565

Non-current assets
Trade receivables	￦	366,108	￦	(610)	￦	(12,803)	￦	352,695
Other receivables		522,458		(17,970)		(28,351)		476,137

	￦	888,566	￦	(18,580)	￦	(41,154)	￦	828,832

	December 31, 2018
(In millions of Korean won)	Total amounts		Expected credit losses		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,422,086	￦	(357,548)	￦	(9,873)	￦	3,054,665
Other receivables		2,700,792		(74,948)		(160)		2,625,684

	￦	6,122,878	￦	(432,496)	￦	(10,033)	￦	5,680,349

Non-current assets
Trade receivables	￦	402,027	￦	(2,376)	￦	(17,970)	￦	381,681
Other receivables		506,061		(18,874)		(25,873)		461,314

	￦	908,088	￦	(21,250)	￦	(43,843)	￦	842,995

Summary of Changes in Allowance for Doubtful Accounts

Details of changes in allowance for doubtful accounts the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016				2017				2018
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	468,741	￦	250,842	￦	470,871	￦	141,616	￦	439,427	￦	84,372
Provision		84,975		7,736		38,888		5,809		91,282		21,783
Reversal or written-off		(80,518)		(108,638)		(70,121)		(61,220)		(170,597)		(14,520)
Changes in the scope of consolidation		215		56		(107)		(35)		—		—
Others		(2,542)		(8,380)		(104)		(1,798)		(188)		2,187

Ending balance	￦	470,871	￦	141,616	￦	439,427	￦	84,372	￦	359,924	￦	93,822

Summary of Other Receivables

Details of other receivables as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Loans	￦	84,682	￦	88,476
Receivables[1]		3,000,849		2,612,753
Accrued income		12,186		10,171
Refundable deposits		391,458		370,481
Loans receivable		34,273		54,952
Finance lease receivables		20,526		22,230
Others		21,478		21,757
Less: Allowance for doubtful accounts		(84,372)		(93,822)

	￦	3,481,080	￦	3,086,998

1	The settlement receivables of BC Card Co., Ltd. of ￦1,895,575 million (2017: ￦2,262,829 million) are included.